Quarterly Holdings Report
for
Fidelity® Healthy Future Fund
July 31, 2025
HWF-NPRT1-0925
1.9904960.103
Common Stocks - 98.8%
	Shares	Value ($)
BELGIUM - 1.2%
Health Care - 1.2%
Pharmaceuticals - 1.2%
UCB SA	792	172,135
CANADA - 0.8%
Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.8%
Celestica Inc (United States) (a)	542	108,324
CHINA - 0.8%
Consumer Discretionary - 0.8%
Automobiles - 0.8%
BYD Co Ltd H Shares	7,299	106,572
DENMARK - 1.0%
Financials - 0.4%
Insurance - 0.4%
Tryg A/S	2,702	65,229
Materials - 0.6%
Chemicals - 0.6%
Novonesis Novozymes B Series B	1,192	77,599
TOTAL DENMARK		142,828
FINLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Amer Sports Inc (a)	1,288	48,352
FRANCE - 4.9%
Consumer Staples - 3.4%
Food Products - 2.9%
Danone SA	4,849	396,827
Personal Care Products - 0.5%
L'Oreal SA	171	75,665
TOTAL CONSUMER STAPLES		472,492

Financials - 0.5%
Capital Markets - 0.5%
Amundi SA (b)(c)	862	63,991
Health Care - 0.7%
Health Care Equipment & Supplies - 0.7%
EssilorLuxottica SA	339	100,817
Industrials - 0.3%
Building Products - 0.3%
Cie de Saint-Gobain SA	475	54,491
TOTAL FRANCE		691,791
GERMANY - 0.9%
Health Care - 0.9%
Health Care Providers & Services - 0.9%
Fresenius SE & Co KGaA	2,582	123,697
HONG KONG - 4.7%
Financials - 4.7%
Insurance - 4.7%
AIA Group Ltd	70,513	657,475
IRELAND - 1.0%
Consumer Staples - 1.0%
Food Products - 1.0%
Kerry Group PLC Class A	1,524	141,135
ITALY - 0.6%
Health Care - 0.6%
Pharmaceuticals - 0.6%
Recordati Industria Chimica e Farmaceutica SpA	1,410	81,098
JAPAN - 3.6%
Consumer Staples - 0.9%
Food Products - 0.9%
Ajinomoto Co Inc	4,757	125,853
Industrials - 2.7%
Industrial Conglomerates - 2.7%
Hitachi Ltd	12,207	373,542
TOTAL JAPAN		499,395
NETHERLANDS - 2.1%
Financials - 0.7%
Financial Services - 0.7%
Adyen NV (a)(b)(c)	57	97,763
Health Care - 1.4%
Biotechnology - 1.4%
Argenx SE (a)	285	191,415
TOTAL NETHERLANDS		289,178
SWEDEN - 0.5%
Health Care - 0.5%
Life Sciences Tools & Services - 0.5%
AddLife AB B Shares	3,712	65,562
SWITZERLAND - 2.1%
Consumer Discretionary - 0.9%
Textiles, Apparel & Luxury Goods - 0.9%
On Holding AG Class A (a)	2,601	126,331
Health Care - 0.6%
Pharmaceuticals - 0.6%
Galderma Group AG	523	82,096
Industrials - 0.6%
Building Products - 0.6%
Belimo Holding AG	75	88,042
TOTAL SWITZERLAND		296,469
TAIWAN - 1.6%
Information Technology - 1.6%
Semiconductors & Semiconductor Equipment - 1.6%
Taiwan Semiconductor Manufacturing Co Ltd ADR	946	228,573
UNITED KINGDOM - 9.1%
Communication Services - 1.9%
Diversified Telecommunication Services - 1.2%
Zegona Communications plc (a)	14,179	166,282
Interactive Media & Services - 0.7%
Rightmove PLC	9,544	103,179
TOTAL COMMUNICATION SERVICES		269,461

Consumer Discretionary - 0.5%
Leisure Products - 0.5%
Games Workshop Group PLC	327	70,349
Consumer Staples - 4.6%
Household Products - 0.5%
Reckitt Benckiser Group PLC	947	70,974
Personal Care Products - 4.1%
Unilever PLC	8,952	519,399
Warpaint London plc	11,097	53,492
		572,891
TOTAL CONSUMER STAPLES		643,865

Financials - 1.5%
Insurance - 1.5%
Aviva PLC	25,318	216,867
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.6%
Halma PLC	1,946	83,576
TOTAL UNITED KINGDOM		1,284,118
UNITED STATES - 63.7%
Communication Services - 1.3%
Entertainment - 1.3%
Walt Disney Co/The	1,578	187,955
Consumer Discretionary - 4.2%
Automobiles - 2.4%
Tesla Inc (a)	1,052	324,300
Hotels, Restaurants & Leisure - 0.4%
Hilton Worldwide Holdings Inc	233	62,463
Household Durables - 0.7%
SharkNinja Inc (a)	840	97,524
Specialty Retail - 0.7%
TJX Cos Inc/The	806	100,371
TOTAL CONSUMER DISCRETIONARY		584,658

Consumer Staples - 6.1%
Consumer Staples Distribution & Retail - 0.4%
Sprouts Farmers Market Inc (a)	433	65,617
Household Products - 5.7%
Colgate-Palmolive Co	3,958	331,878
Procter & Gamble Co/The	3,095	465,705
		797,583
TOTAL CONSUMER STAPLES		863,200

Financials - 9.3%
Capital Markets - 0.7%
Blackrock Inc	89	98,435
Financial Services - 2.8%
Apollo Global Management Inc	2,645	384,372
Chime Financial Inc (a)	401	13,798
		398,170
Insurance - 5.8%
Chubb Ltd	1,037	275,883
Hartford Insurance Group Inc/The	1,531	190,441
Marsh & McLennan Cos Inc	590	117,528
MetLife Inc	1,486	112,862
Reinsurance Group of America Inc	615	118,357
		815,071
TOTAL FINANCIALS		1,311,676

Health Care - 25.8%
Biotechnology - 5.9%
Alnylam Pharmaceuticals Inc (a)	661	259,271
Exact Sciences Corp (a)	2,028	95,214
Gilead Sciences Inc	2,280	256,021
Vertex Pharmaceuticals Inc (a)	492	224,780
		835,286
Health Care Equipment & Supplies - 7.8%
Abbott Laboratories	2,265	285,821
Alcon AG	782	69,145
Boston Scientific Corp (a)	2,408	252,648
Insulet Corp (a)	308	88,827
Masimo Corp (a)	395	60,747
Penumbra Inc (a)	445	112,260
Stryker Corp	384	150,808
TransMedics Group Inc (a)	514	61,151
		1,081,407
Health Care Providers & Services - 4.3%
BrightSpring Health Services Inc (a)	2,902	59,926
CVS Health Corp	2,768	171,893
LifeStance Health Group Inc (a)	13,483	53,662
UnitedHealth Group Inc	1,285	320,685
		606,166
Health Care Technology - 1.2%
Veeva Systems Inc Class A (a)	604	171,657
Life Sciences Tools & Services - 4.6%
Danaher Corp	1,610	317,428
Thermo Fisher Scientific Inc	690	322,699
		640,127
Pharmaceuticals - 2.0%
Johnson & Johnson	1,146	188,792
Royalty Pharma PLC Class A	2,428	89,350
		278,142
TOTAL HEALTH CARE		3,612,785

Industrials - 3.8%
Ground Transportation - 3.8%
Uber Technologies Inc (a)	6,152	539,838
Information Technology - 10.1%
Semiconductors & Semiconductor Equipment - 10.1%
NVIDIA Corp	7,979	1,419,225
Real Estate - 2.5%
Health Care REITs - 2.5%
Welltower Inc	2,137	352,755
Utilities - 0.6%
Electric Utilities - 0.6%
NextEra Energy Inc	1,185	84,205
TOTAL UNITED STATES		8,956,297
TOTAL COMMON STOCKS (Cost $11,813,130)		13,892,999

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $91,907)	4.33	91,889	91,907

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $11,905,037)	13,984,906
NET OTHER ASSETS (LIABILITIES) - 0.5%	74,363
NET ASSETS - 100.0%	14,059,269

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $161,754 or 1.2% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $161,754 or 1.2% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	216,032	2,119,227	2,243,352	3,196	-	-	91,907	91,889	0.0%
Total	216,032	2,119,227	2,243,352	3,196	-	-	91,907

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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